Unaudited Condensed Consolidated Statements of Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Sales revenues	$ 23,467	$ 22,979	$ 47,235	$ 49,750
Cost of sales	(11,740)	(11,342)	(23,251)	(24,000)
Gross profit	11,727	11,637	23,984	25,750
Income (expenses)
Selling expenses	(1,268)	(1,200)	(2,601)	(2,421)
General and administrative expenses	(549)	(388)	(996)	(745)
Exploration costs	(174)	(191)	(309)	(348)
Research and development expenses	(193)	(172)	(376)	(326)
Other taxes	(948)	(329)	(1,088)	(529)
Impairment (losses) reversals, net	37	(401)	46	(404)
Other income and expenses, net	(1,927)	(478)	(2,971)	(946)
Total Income (expenses)	(5,022)	(3,159)	(8,295)	(5,719)
Income before net finance expense, results of equity-accounted investments and income taxes	6,705	8,478	15,689	20,031
Finance income	477	516	1,029	981
Finance expenses	(2,932)	(868)	(4,004)	(1,712)
Foreign exchange gains (losses) and inflation indexation charges	(4,414)	331	(5,833)	88
Net finance expense	(6,869)	(21)	(8,808)	(643)
Results of equity-accounted investments	(188)	(22)	(281)	13
Net income (loss) before income taxes	(352)	8,435	6,600	19,401
Income taxes	27	(2,576)	(2,120)	(6,172)
Net income (loss) for the period	(325)	5,859	4,480	13,229
Net income (loss) attributable to shareholders of Petrobras	(344)	5,828	4,438	13,169
Net income attributable to non-controlling interests	$ 19	$ 31	$ 42	$ 60
Basic earnings (losses) per common and preferred share	$ (0.03)	$ 0.45	$ 0.34	$ 1.01
Diluted earnings (losses) per common and preferred share	$ (0.03)	$ 0.45	$ 0.34	$ 1.01